Capital Stock - Summary of Warrants and Options Activity (Details) (Parenthetical) - USD ($)	Dec. 30, 2020	Dec. 29, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Mar. 06, 2020	Mar. 12, 2020
Debt principal amount		$ 16,000	$ 24,000		$ 40,000	$ 7,000	$ 20,000
Number of common stock shares issued	10,000,000	1,769,447	4,000,000	262,418	4,000,000	892,592	2,000,000
Warrants exercisable price									$ 0.04
Stock Purchase Warrant Agreement [Member]
Number of common stock shares issued								262,500
Sylios Corp [Member] | Assignment Agreement [Member]
Debt principal amount									$ 23,000